General	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	These financial statements have been prepared in a condensed format as of June 30, 2018 and for the six months then ended. These financial statements should be read in conjunction with the Company’s annual consolidated financial statements as of December 31, 2017 and for the year then ended and accompanying.

b.	Definitions:

In these consolidated financial statements:

The Company	-	Can-Fite Biopharma Ltd.

The Group	-	The Company and its subsidiary (as defined below)

Subsidiaries	-	Companies that are controlled by the Company (as defined in IAS 27 (2008)) and whose accounts are consolidated with those of the Company

Wize Pharma, Inc.	-	Wize Pharma, Inc. (formerly OphthaliX Inc.)

Eye-Fite	-	Eye-Fite Ltd (Can-Fite.’s wholly owned subsidiary)

Related parties	-	As defined in IAS 24

USD	-	U.S. dollar

	€-	European Union Euro

CAD	-	Canadian dollar

ADS	-	American Depositary Share (“ADS”). Each ADS represents 2 ordinary shares of the Company

c.	In the six months ended June 30, 2018, the Company incurred losses of USD 2,965 and it had accumulated losses of USD 97,017.

The Company has not yet generated any material revenues from sales of its own developed products and has financed its activities by raising capital and by collaborating with multinational companies in the industry.

The Company has other alternative plans for financing its ongoing activities. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of its development programs. The Company’s management and board of directors are of the opinion that these financial resources will be sufficient to continue the development of the Company’s product candidates at least for twelve months from the balance sheet date.

On January 8, 2018, the Company entered into a Distribution and Supply Agreement with Gebro Holding GmBH (“Gebro”), granting Gebro the exclusive right to distribute Piclidenoson in Spain, Switzerland, Liechtenstein and Austria for the treatment of psoriasis and rheumatoid arthritis.

Under the Distribution and Supply Agreement, the Company is entitled to €1.5 million upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousand and €1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro.

In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”) for future sales in South Korea. Under the terms of the agreement, CKD made an upfront payment of USD 500 to the Company in December 2016.

In March 2015, the Company received a net total of USD 1,292 (CAD 1,650 thousands) advance payment according to an agreement with a Canadian company for future sales in Canada.

d.	On March 13, 2018, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 3,333,336 ADSs representing 6,666,672 of its ordinary shares and warrants to purchase 2,500,002 ADSs representing 5,000,004 of its ordinary shares for an aggregate purchase price of USD 5,000. The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.

e.	On March 9, 2018, 982,344 and 98,234 warrants as part of a March 2014 financing grant expired.

f.	In May 2018, the Company agreed to issue 200,000 ADSs representing 400,000 ordinary shares to one of its service providers for its services.

g.	From the Company’s inception through January 1, 2018, the Company’s functional and presentation currency was the NIS. Management conducted a review of the functional currency of the Company and decided to change its functional and presentation currency to the USD from the NIS effective January 1, 2018. These changes were based on an assessment by Company management that the USD is the primary currency of the economic environment in which the Company operates.

NOTE 1:-	GENERAL

a.	Company description

Can-Fite Biopharma Ltd. (the “Company”) was incorporated and started to operate in September 1994 as a private Israeli company. Can-Fite is a clinical-stage biopharmaceutical company focused on developing orally bioavailable small molecule therapeutic products for the treatment of autoimmune-inflammatory, oncological and sexual dysfunction indications. Its platform technology utilizes the Gi protein associated A3AR as a therapeutic target. A3AR is highly expressed in inflammatory and cancer cells, and not significantly expressed in normal cells, suggesting that the receptor could be a unique target for pharmacological intervention. The Company’s pipeline of drug candidates are synthetic, highly specific agonists and allosteric modulators, or ligands or molecules that initiate molecular events when binding with target proteins, targeting the A3AR.

The Company’s ordinary shares have been publicly traded on the Tel-Aviv Stock Exchange since October 2005 under the symbol “CFBI” and the Company’s American Depositary Shares (“ADSs”) began public trading on the over the counter market in the U.S. in October 2012 and since November 2013 the Company’s ADSs have been publicly traded on the NYSE American under the symbol “CANF”.

b.	The Company owned 82% of a U.S. based subsidiary, Ophthalix, Inc. which developed the CF101 drug for treatment of ophthalmic indications under license from the Company. The license to develop this drug was transferred from the Company to Ophthalix, Inc. in the context of an ophthalmic activity spinoff transaction. Ophthalix, Inc. was traded in the over the counter market in the U.S. under the symbol “OPLI”.

On May 21, 2017, OphthaliX and a wholly-owned private Israeli subsidiary of OphthaliX, Bufiduck Ltd. (the “Merger Sub”), and Wize Pharma Ltd. (“Wize”), an Israeli company formerly listed on the Tel Aviv Stock Exchange currently focused on the treatment of ophthalmic disorders, including dry eye syndrome, entered into an Agreement and Plan of Merger, or the Merger Agreement, providing for the merger of the Merger Sub with and into Wize, with Wize becoming a wholly-owned subsidiary of OphthaliX and the surviving corporation of the merger (the “Merger”). On November 16, 2017, the Merger was completed. As a result of the Merger, the Company’s ownership of OphthaliX, immediately post-Merger, became approximately 8% of the outstanding shares of common stock. In addition, immediately prior to the Merger, OphthaliX sold on an “as is” basis to the Company all the ordinary shares of Eyefite in exchange for the irrevocable cancellation and waiver of all indebtedness owed by OphthaliX and Eyefite to the Company, including approximately USD 5,000 of deferred payments owed by OphthaliX and Eyefite to the Company and, as part of the purchase of Eyefite, the Company also assumed certain accrued milestone payments in the amount of USD 175 under a license agreement previously entered into with the NIH. In addition, that certain exclusive license of Piclidenson granted to OphthaliX by the Company and a related services agreement was terminated. In connection with the Merger, OphthaliX was renamed Wize Pharma, Inc.

As a result of the Merger, the Company recorded a capital gain of USD 769.

c.	During the year ended December 31, 2017, the Company incurred net losses of USD 6,433 and it had negative cash flows from operating activities in the amount of USD 8,972.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities.

If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of its development programs. The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products at least for twelve months from the balance sheet date.